Intangible Assets Other Than Goodwill - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ (3,853)	$ (3,860)	$ (3,853)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	(983)	(930)	(927)
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	(1,774)	(1,775)	(1,775)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	(12,876)	(27,652)	(18,388)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	4,933	12,819	6,610
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ (14,553)	$ (21,398)	$ (18,333)